GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWILL

Changes in the carrying amount of goodwill of the Company between December 31, 2020, and September 30, 2021 are as follows (in US$ thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2020	$443,457	$177,464	$620,921
Action Business Combination	5,118	3,636	8,754
Balance as of September 30, 2021	$448,575	$181,100	$629,675

SCHEDULE OF WEIGHTED AVERAGE AMORTIZATION PERIOD FOR INTANGIBLE ASSETS

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts & relationships	10.0
Trademarks and trade names	7.9
Total intangible assets	9.7

SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION

The details of our intangible assets subject to amortization are set forth below (in US$ thousands):

	September 30, 2021			December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts & relationships	$153,500	$(42,383)	$111,117	$124,400	$(31,685)	$92,715
Trademarks and trade names	25,940	(10,734)	15,206	25,940	(8,279)	17,661
Total intangible assets	$179,440	$(53,117)	$126,323	$150,340	$(39,964)	$110,376